Restatement (Details) - Schedule of consolidated statement of financial position	Dec. 31, 2021 USD ($)
As reported [Member]
LIABILITIES AND SHAREHOLDERS’ EQUITY
Warrant liabilities
Total liabilities
Shareholders’ equity
Share capital	54,863,819
Contributed surplus	17,358,982
Cumulative translation adjustment	(266,730)
Digital currency revaluation reserve	3,706,624
Deficit	(5,457,926)
Total shareholders’ equity	70,204,769
Adjustment [Member]
LIABILITIES AND SHAREHOLDERS’ EQUITY
Warrant liabilities	31,943,365
Total liabilities	31,943,365
Shareholders’ equity
Share capital	(23,440,724)
Contributed surplus	(5,514,401)
Cumulative translation adjustment	433,798
Digital currency revaluation reserve
Deficit	(3,422,038)
Total shareholders’ equity	(31,943,365)
Restated [Member]
LIABILITIES AND SHAREHOLDERS’ EQUITY
Warrant liabilities	31,943,365
Total liabilities	31,943,365
Shareholders’ equity
Share capital	31,423,095
Contributed surplus	11,844,581
Cumulative translation adjustment	167,068
Digital currency revaluation reserve	3,706,624
Deficit	(8,879,964)
Total shareholders’ equity	$ 38,261,404